Derivative Instruments - Narrative (Details) - tbtu	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount	3,207	3,663
Natural Gas Supply Agreement [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount	91	0
Physical Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract	10 years	10 years
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount		3,663	2,978